S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Nov. 25, 2025 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 16,500
Nicholas Petruska [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	33,000
Daniel Zlotnitsky [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	33,000
Vine Hill Capital Partners LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	15,000
Vine Hill Capital Sponsor II LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	300,000
Class B Ordinary Shares [Member] | Vine Hill Capital Sponsor II LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	6,708,333
Private Placement Warrants [Member] | Vine Hill Capital Sponsor II LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 5,500,000
Securities Issued or to be Issued, Shares (in Shares) | shares	5,500,000
Working Capital Loans [Member] | Vine Hill Capital Sponsor II LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 2,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 1